Large Company Value Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2025 (unaudited)

Common Stocks (96.8%)	Shares/ Par +	Value $ (000’s)
Communication Services (4.5%)
Alphabet, Inc. - Class A	18,207	4,426
Verizon Communications, Inc.	73,019	3,209

Total		7,635

Consumer Discretionary (1.1%)
PulteGroup, Inc.	13,534	1,788

Total		1,788

Consumer Staples (14.9%)
The Estee Lauder Cos., Inc. - Class A	24,913	2,195
Heineken Holding NV	29,966	2,059
Kenvue, Inc.	344,268	5,588
Mondelez International, Inc.	68,632	4,288
PepsiCo, Inc.	35,707	5,015
Reckitt Benckiser Group PLC	13,373	1,033
Unilever PLC, ADR	83,020	4,921

Total		25,099

Energy (6.8%)
Chevron Corp.	26,771	4,157
Enterprise Products Partners LP	174,072	5,443
Total Energies SE, ADR	29,432	1,757

Total		11,357

Financials (22.0%)
The Bank of New York Mellon Corp.	18,909	2,060
Berkshire Hathaway, Inc. - Class B *	9,362	4,707
BlackRock, Inc.	4,250	4,955
The Charles Schwab Corp.	39,322	3,754
JPMorgan Chase & Co.	21,140	6,668
Marsh & McLennan Cos., Inc.	15,271	3,078
Reinsurance Group of America, Inc.	29,341	5,637
Truist Financial Corp.	131,180	5,998

Total		36,857

Health Care (18.0%)
Becton Dickinson and Co.	26,914	5,038
Henry Schein, Inc. *	39,370	2,613
IQVIA Holdings, Inc. *	16,249	3,086
Johnson & Johnson	39,798	7,379
Medtronic PLC	46,631	4,441
Roche Holding AG	7,351	2,419
UnitedHealth Group, Inc.	5,519	1,906

Common Stocks (96.8%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Zimmer Biomet
Holdings, Inc.	34,425	3,391

Total		30,273

Industrials (9.1%)
A.O. Smith Corp.	35,471	2,604
Cummins, Inc.	3,920	1,656
Norfolk Southern Corp.	13,922	4,182
PACCAR, Inc.	18,898	1,858
RTX Corp.	15,095	2,526
Siemens AG	9,267	2,500

Total		15,326

Information Technology (8.7%)
Analog Devices, Inc.	13,384	3,289
Cisco Systems, Inc.	41,466	2,837
F5, Inc. *	4,942	1,597
QUALCOMM, Inc.	14,433	2,401
Salesforce, Inc.	10,072	2,387
TE Connectivity PLC	9,541	2,095

Total		14,606

Materials (4.2%)
CRH PLC	20,871	2,502
Graphic Packaging Holding Co.	64,563	1,264
Packaging Corp. of America	15,378	3,351

Total		7,117

Real Estate (1.8%)
American Tower Corp.	15,667	3,013

Total		3,013

Utilities (5.7%)
Atmos Energy Corp.	19,643	3,354
Duke Energy Corp.	50,004	6,188

Total		9,542

Total Common Stocks (Cost: $145,616)		162,613

Total Investments (96.8%) (Cost: $145,616)@		162,613

Other Assets, Less Liabilities (3.2%)		5,312

Net Assets (100.0%)		167,925

Large Company Value Portfolio

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)		Unrealized (Depreciation) (000’s)		Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Morgan Stanley Capital Services LLC	CHF	108	137	12/19/25	$—	π	$	—π	$	—π
Sell	Morgan Stanley Capital Services LLC	CHF	1,701	2,156	12/19/25	11			—		11
Buy	Morgan Stanley Capital Services LLC	EUR	141	166	12/19/25	—			(1)		(1)
Sell	Morgan Stanley Capital Services LLC	EUR	4,717	5,562	12/19/25	28			—		28
Buy	Bank of America NA	GBP	160	216	12/19/25	2			—		2
Buy	Morgan Stanley Capital Services LLC	GBP	149	200	12/19/25	—			(1)		(1)
Sell	Morgan Stanley Capital Services LLC	GBP	4,099	5,513	12/19/25	28			—		28

						$69			$(2)		$67

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total

Total Over the Counter Derivatives	$69	—	$69	$(2)	—	—	$(2)

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At September 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $145,616 and the net unrealized appreciation of investments based on that cost was $17,064 which is comprised of $22,259 aggregate gross unrealized appreciation and $5,195 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federaI income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

π	Amount is less than one thousand.

Large Company Value Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Laval 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2025.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks
Consumer Staples	$22,007	$3,092	$—
Health Care	27,854	2,419	—
Industrials	12,826	2,500	—
All Others	91,915	—	—
Other Financial lnstruments^
Forward Foreign Currency Contracts	—	69	—

Total Assets:	$154,602	$8,080	$—

Liabilities:
Other Financial Instruments^
Forward Foreign Currency Contracts	—	(2)	—

Total Liabilities:	$—	$(2)	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
RSC	Restricted Scope Company
KSC	Kuwait Shareholding Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand